UNITES STATES
                SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

   Report for the Calendar Year or Quarter Ended _September 30, 2002___________ (Please read instructions before preparing form.)

If amended report check here X

_________Parnassus Investments______________________________
Name of Institutional Investment Manager

_____One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105__________
          ----------------------------------------------------------------
Business Address      (Street)           (City)     (State) (ZIP)

__________Bryant Cherry, Vice President_____________(415) 778-0200_____________
          -----------------------------                   -------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___8_ dav of___ __November___, 2002
                                               ____Parnassus Investments_______
                   (Name of Institutional Investment Manager)

          (Manual Signature of Person Duly Authorized to Submit This Report)

This is just to amend the year from 2001 to 2002.

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Item 1: Name of Issuer        Item 2:         Item 3:      Item 4:     Item 5: SharesItem 6:         Item 7:      Item 8  Voting
                              Title of Class  CUSIP Number Fair Market of Principal  Investment      Managers     Authority
                                                           Value       Amount        Discretion                   (Shares)
                                                                                     (a) Sole (b)(c)      (a) Sole    (b)     (c)
Agilent Technologies, Inc.     Common Stock    00846U101    4,702        360,000         X                           360,000
Ambac Financial Group, Inc.    Common Stock    023139108    4,850        90,000          X                            90,000
Adobe Systems, Inc.            Common Stock    00724F101     287         15,000          X                            15,000
Adaptec, Inc.                  Common Stock    00651F108    1,296        293,900         X                           293,900
Autodesk, Inc.                 Common Stock    052769106    7,349        580,000         X                           580,000
Agere Systems, Inc.            Common Stock    00845V100    4,923       4,475,000        X                          4,475,000
American International Group   Common Stock    026874107    12,308       225,000         X                           225,000
Inc.
Arthur J. Gallagher & Co.      Common Stock    363576109    3,698        150,000         X                           150,000
Applied Materials, Inc.        Common Stock    038222105    13,283      1,150,000        X                          1,150,000
Advanced Micro Devices, Inc.   Common Stock    007903107     294         55,000          X                            55,000
AGL Resources, Inc.            Common Stock    001204106    1,215        55,000          X                            55,000
American Express Company       Common Stock    025816109    10,289       330,000         X                           330,000
Baxter International Inc.      Common Stock    071813109     306         10,000          X                            10,000
Best Buy, Inc.                 Common Stock    086516101     558         25,000          X                            25,000
Becton Dickinson & Company     Common Stock    075887109    3,124        110,000         X                           110,000
Baldor Electric                Common Stock    057741100    2,708        141,800         X                           141,800
BellSouth Corporation          Common Stock    079860102     459         25,000          X                            25,000
Banta Corp.                    Common Stock    066821109     888         25,000          X                            25,000
Cardinal Health, Inc.          Common Stock    14149Y108    25,502       410,000         X                           410,000
Golden State Bancorp          Preferred Stock  130214208    2,600        100,000         X                           100,000
Preferred
Cognex Corporation             Common Stock    192422103    7,726        555,400         X                           555,400
Ciena Corporation              Common Stock    171779101    3,995       1,345,000        X                          1,345,000
Clorox Company                 Common Stock    189054109     603         15,000          X                            15,000
Cisco Systems Inc.             Common Stock    17275R102    20,436      1,950,000        X                          1,950,000
Cummins Engine, Inc.           Common Stock    231021106     827         35,000          X                            35,000
Convergys Corporation          Common Stock    212485106    2,480        165,000         X                           165,000
Cymer, Inc.                    Common Stock    232572107     363         19,500          X                            19,500
Genentech, Inc.                Common Stock    368710406    14,194       435,000         X                           435,000
Electronics for Imaging, Inc.  Common Stock    286082102     201         13,500          X                            13,500
Energen Corporation            Common Stock    29265N108     253         10,000          X                            10,000
Electro Scientific             Common Stock    285229100     890         60,000          X                            60,000
Industries, Inc.
FEI Company                    Common Stock    30241L109     361         25,000          X                            25,000
Federal National Mortgage      Common Stock    313586109    3,572        60,000          X                            60,000
Assoc.
First Republic Preferred      Preferred Stock  336163407     780         31,000          X                            31,000
Federal Home Loan Mortgage     Common Stock    313400301    3,634        65,000          X                            65,000
Golden West Financial          Common Stock    381317106     622         10,000          X                            10,000
Corporation
Genuine Parts Company          Common Stock    372460105     306         10,000          X                            10,000
Gap, Inc.                      Common Stock    364760108    4,340        400,000         X                           400,000
Helix Technology Corporation   Common Stock    423319102     458         47,500          X                            47,500
Idacorp Inc.                   Common Stock    451107106     937         38,500          X                            38,500
Intel Corporation              Common Stock    458140100    21,530      1,550,000        X                          1,550,000
JDS Uniphase Corporation       Common Stock    46612J101    4,773       2,450,000        X                          2,450,000
Johnson & Johnson              Common Stock    478160104    16,224       300,000         X                           300,000
Juniper Networks, Inc.         Common Stock    48203R104    1,680        350,000         X                           350,000
KLA Instruments Corporation    Common Stock    S12979993     838         30,000          X                            30,000
Knight Ridder, Inc.            Common Stock    499040103     310          5,500          X                            5,500
KeySpan Corporation            Common Stock    49337W100    3,350        100,000         X                           100,000
Eli Lilly & Co.                Common Stock    532457108    16,879       305,000         X                           305,000
Lam Research Corporation       Common Stock    512807108     401         45,000          X                            45,000
LSI Logic Corporation          Common Stock    502161102    9,208       1,450,000        X                          1,450,000
McKesson Corporation           Common Stock    58155Q103    10,907       385,000         X                           385,000
MedImmune, Inc.                Common Stock    584699102    6,804        326,000         X                           326,000
Mentor Graphics Corporation    Common Stock    587200106    7,564       1,550,000        X                          1,550,000
MetLife, Inc.                  Common Stock    59156R108    1,935        85,000          X                            85,000
McGraw-Hill Company            Common Stock    580645109    3,061        50,000          X                            50,000
Miller (Herman), Inc.          Common Stock    600544100     586         33,000          X                            33,000
Merck & Company, Inc.          Common Stock    589331107    4,571        100,000         X                           100,000
Micron Technology, Inc.        Common Stock    595112103     619         50,000          X                            50,000
Mykrolis Corporation           Common Stock    62852P103     373         60,676          X                            60,676
Mylan Laboratories             Common Stock    628530107     982         30,000          X                            30,000
Novellus Systems               Common Stock    670008101    12,703       610,432         X                           610,432
Northwest Natural Gas Company  Common Stock    667655104     734         25,000          X                            25,000
ONEOK, Inc.                    Common Stock    682680103     473         25,000          X                            25,000
ONYX Software Corporation      Common Stock    683402101    1,596        835,700         X                           835,700
Pitney Bowes, Inc.             Common Stock    724479100     915         30,000          X                            30,000
Pfizer Inc.                    Common Stock    717081103    12,914       445,000         X                           445,000
People's Energy Corporation    Common Stock    711030106    3,369        100,000         X                           100,000
Redback Networks, Inc.         Common Stock    757209101    2,356       7,600,000        X                          7,600,000
RadiSys Corporation            Common Stock    750459109     515         130,000         X                           130,000
IMS Health, Inc.               Common Stock    449934108    7,485        500,000         X                           500,000
SAFECO Corporation             Common Stock    786429100    2,860        90,000          X                            90,000
SBC Communications, Inc.       Common Stock    78387G103    1,005        50,000          X                            50,000
Schwab (Charles) Corporation   Common Stock    808513105    10,875      1,250,000        X                          1,250,000
Siebel Systems, Inc.           Common Stock    826170102     863         150,000         X                           150,000
Solectron Corporation          Common Stock    834182107    3,376       1,600,000        X                          1,600,000
Snap-on, Inc.                  Common Stock    833034101    2,298        100,000         X                           100,000
SonicWALL, Inc.                Common Stock    835470105    8,181       2,975,000        X                          2,975,000
St. Paul Companies, Inc.       Common Stock    792860108    1,436        50,000          X                            50,000
Sybron Dental Specialties,     Common Stock    871142105     441         31,500          X                            31,500
Inc.
Target Corporation             Common Stock    87612E106    2,303        78,000          X                            78,000
TranSwitch Corporation         Common Stock    894065101     355         866,650         X                           866,650
UGI Corporation                Common Stock    902681105    3,999        110,000         X                           110,000
Vitesse Semiconductor          Common Stock    928497106    2,482       3,650,000        X                          3,650,000
Corporation
Verizon Communications         Common Stock    92343V104    1,372        50,000          X                            50,000
WD-40 Company                  Common Stock    929236107     289         10,000          X                            10,000
Wells Fargo Company            Common Stock    949740104     722         15,000          X                            15,000
Washington Mutual, Inc.        Common Stock    939322103    1,589        50,478          X                            50,478
Watson Pharmaceuticals, Inc.   Common Stock    942683103     664         27,100          X                            27,100
Xilinx, Inc.                   Common Stock    983919101     808         51,000          X                            51,000
Zions Capital Trust           Preferred Stock  989703202    1,036        40,000          X                            40,000
Adaptec Inc. Convertible        Convertible    00651FAC2    1,887       2,000,000        X                          2,000,000
                                   Bond
Ciena Coporation                Convertible    171779AA9    2,024       3,500,000        X                          3,500,000
                                   Bond
Corning, Inc.                   Convertible    219350AJ4     874        2,000,000        X                          2,000,000
                                   Bond
Juniper Networks                Convertible    48203RAA2    2,385       3,500,000        X                          3,500,000
                                   Bond
LSI Logic Convertible           Convertible    502161AE2    3,814       4,500,000        X                          4,500,000
                                   Bond
Mentor Graphics Convertible     Convertible    587200AA4    3,215       5,000,000        X                          5,000,000
                                   Bond
ONI Systems Corporation         Convertible    68273FAA1    1,234       1,665,000        X                          1,665,000
                                   Bond
Quantum Corporation             Convertible    747906AC9     775        1,000,000        X                          1,000,000
Convertible                        Bond
Radisys Corporation             Convertible    750459AB5     766        1,000,000        X                          1,000,000
Convertible                        Bond
Redback Networks Convertible    Convertible    757209AB7    4,008      17,000,000        X                          17,000,000
                                   Bond
Transwitch Corp. Convertible    Convertible    894065AB9     239         416,000         X                           416,000
Bond                               Bond
Vitesse Semiconductor           Convertible    928497AB2    2,313       3,250,000        X                          3,250,000
                                   Bond
                 GRAND TOTALS                             $393,760

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